Stockholders' Equity (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Aug. 05, 2019	Sep. 24, 2019	Jun. 21, 2019	Dec. 31, 2019	Dec. 31, 2020	Jun. 18, 2019
Preferred stock, par value per share				$ 0.0001	$ 0.0001
Preferred stock, shares authorized				5,000,000	5,000,000
Common stock, par value per share				$ 0.0001	$ 0.0001
Common stock, shares authorized				45,000,000	45,000,000
Stock Issued During Period, Value, New Issues				$ 2,429,474
Share price						$ 1.50
Warrant term				5 years
Number of warrant purchased				155,966
Exercise Price				$ 1.50
Proceeds from warrant exercised				$ 148,202
Accredited Investors
Stock Issued During Period, Shares, New Issues	1,776,346	149,981	1,776,346
Stock Issued During Period, Value, New Issues	$ 2,204,502	$ 224,972	$ 2,664,513
Share price	$ 1.50	$ 1.50	$ 1.50